Cover	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Entity File Number	000-55979
Entity Registrant Name	AB International Group Corp.
Entity Central Index Key	0001605331
Entity Tax Identification Number	37-1740351
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	48 Wall Street
Entity Address, Address Line Two	Suite 1009
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(212)
Local Phone Number	918-4519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false